DEBT FACILITIES	12 Months Ended
Mar. 31, 2023
Debt and Financing Obligations [Abstract]
DEBT FACILITIES	DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

			Repayment		2023		2022
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	947.0	2024-2034	$18.5	$1,257.9	$17.4	$1,176.5
Canadian dollar, fixed rate - 4.15%		$24.3	2024-2027	2.9	21.4	2.9	24.2
Term loans
U.S. dollar, variable rate	US$	350.0	2024-2025	67.0	405.4	69.7	443.1
Canadian dollar, variable rate		$29.6	2023-2028	5.6	23.8	5.6	29.4
Other			2023-2026	15.2	47.4	14.1	58.4
Lease liabilities
U.S. dollar			2023-2053	55.7	241.3	66.1	164.6
Other			2023-2043	25.5	133.4	32.9	131.4
R&D obligations
Canadian dollar			2023-2042	24.2	471.9	33.1	439.9
Revolving credit facilities
U.S. dollar, variable rate				—	433.0	—	336.9
Total long-term debt				$214.6	$3,035.5	$241.8	$2,804.4

Term loans
In September 2022, the Company extended the maturity of a US$175.0 million variable interest-bearing term loan from July 2023 to July 2024.

In March 2023, the Company repaid a term loan of US$50.0 million.

Revolving credit facility amendments
In October 2022, the Company amended its US$850.0 million unsecured revolving credit facility to increase the total capacity to US$1.0 billion and extended the maturity by one year to September 2027. In addition, the Company terminated its $300.0 million Sidecar unsecured revolving credit facility, which had no borrowings and was coming to maturity in April 2023.
Information on the change in long-term debt for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facility	Total
Net book value as at March 31, 2021	$1,249.5	$331.2	$347.2	$423.6	$—	$2,351.5
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	344.6	344.6
Proceeds from long-term debt	—	402.3	—	26.8	—	429.1
Repayment of long-term debt	(20.5)	(110.8)	—	(0.8)	—	(132.1)
Repayment of lease liabilities	—	—	(89.5)	—	—	(89.5)
Total changes from financing cash flows	$(20.5)	$291.5	$(89.5)	$26.0	$344.6	$552.1
Non-cash changes
Business combinations (Note 2)	—	0.2	34.9	—	—	35.1
Foreign currency exchange differences	(8.5)	(4.1)	(7.8)	—	(7.7)	(28.1)
Additions and remeasurement of lease liabilities	—	—	119.6	—	—	119.6
Accretion	—	—	—	25.3	—	25.3
Other	0.5	1.5	(9.4)	(1.9)	—	(9.3)
Total non-cash changes	$(8.0)	$(2.4)	$137.3	$23.4	$(7.7)	$142.6
Net book value as at March 31, 2022	$1,221.0	$620.3	$395.0	$473.0	$336.9	$3,046.2
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	44.5	44.5
Proceeds from long-term debt	—	—	—	31.2	—	31.2
Repayment of long-term debt	(21.8)	(106.1)	—	(33.1)	—	(161.0)
Repayment of lease liabilities	—	—	(83.4)	—	—	(83.4)
Total changes from financing cash flows	$(21.8)	$(106.1)	$(83.4)	$(1.9)	$44.5	$(168.7)
Non-cash changes
Foreign currency exchange differences	101.1	48.9	21.7	—	51.6	223.3
Additions and remeasurement of lease liabilities	—	—	128.2	—	—	128.2
Accretion	—	—	—	25.0	—	25.0
Other	0.4	1.3	(5.6)	—	—	(3.9)
Total non-cash changes	$101.5	$50.2	$144.3	$25.0	$51.6	$372.6
Net book value as at March 31, 2023	$1,300.7	$564.4	$455.9	$496.1	$433.0	$3,250.1
The Company's unsecured senior notes, term loans and revolving credit facility include standard events of default and covenant provisions whereby accelerated repayment and/or termination of the agreements may result if the Company were to default on payment or violate certain covenants. As at March 31, 2023, the Company is in compliance with all of its covenants, as amended from time to time.